Document And Entity Information	9 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	POWER & DIGITAL INFRASTRUCTURE ACQUISITION II CORP.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 4
Entity Central Index Key	0001855474
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE